Equipment Deposit	12 Months Ended
Dec. 31, 2025
Equipment Deposit [Abstract]
EQUIPMENT DEPOSIT

NOTE 13. EQUIPMENT DEPOSIT

	Consolidated
	December 31, 2025 US$	December 31, 2024 US$
Carrying value as at January 1	29,260,847	29,260,847
Addition during the year	-	-
Exchange of convertible note for return of equipment deposit	(15,000,000)	-
Carrying value as at end of year	14,260,847	29,260,847

The equipment deposit is for the lamination equipment for the manufacturing of smartglass. In 2023, the Company paid a further deposit of $15 million to SWIS Co., Limited for the purchase of 3 additional lines for its planned operation. In 2025, a convertible promissory note was exchanged for reduction of equipment deposits (see Note 15 and 16). The amounts paid for equipment deposits were paid to a company in which a former director of the Company is an executive officer.